Balance Sheet (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amortization of deferred financing costs	$ 90,386	$ 69,546	$ 0
Accumulated depreciation	423	373	0
Debt dicount	$ 55,078	$ 141,049	$ 62,325
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	500,000,000	500,000,000	500,000,000
Liquidation Value	$ 0.08	$ 0.08	$ 0.08
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	49,878,284	49,587,771	24,023,834
Common stock, shares outstanding	49,878,284	49,587,771	24,023,834
Series A Preferred Stock [Member]
Preferred stock, shares authorized	255,000,000	255,000,000	255,000,000
Preferred stock, shares issued	136,041,275	136,041,275	85,035,025
Preferred stock, shares outstanding	136,041,275	136,041,275	85,035,025